Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net loss for the year	$ (30,387)	$ (42,000)	$ (27,756)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,836	3,486	4,097
Stock based compensation	1,524	1,885	1,559
(Gain) loss on asset disposals	196	120	(19)
Advance payment	544	314	(1,218)
Amortization of debt discount and debt issuance costs	1,884	475	0
Other	(512)	2,501	2,144
Changes in operating assets and liabilities:
Accounts receivable	5,415	(2,849)	2,838
Unbilled receivables	3,733	(1,113)	(3,898)
Inventory	875	(3,985)	(852)
Prepaid expenses and other	(317)	3,484	(4,200)
Accounts payable and accrued liabilities	(3,473)	(2,217)	8,632
Deferred revenue	6,772	(682)	3,035
Net cash used in operating activities	(10,910)	(40,581)	(15,638)
FINANCING ACTIVITIES
Proceeds from issuance of share capital	3,000	18,931	2,420
Proceeds from long-term debt	500	25,000	0
Payment of debt issuance costs	0	(1,872)	0
Net cash provided by financing activities	3,500	42,059	2,420
INVESTING ACTIVITIES
Restricted cash	7,129	(5,580)	(1,920)
Proceeds from sale of assets	7	0	541
Acquisition of property, plant and equipment	(2,510)	(9,179)	(4,576)
Acquisition of intangible assets	(140)	(227)	(447)
Acquisition of other assets	0	0	(1,877)
Net cash provided by (used in) investing activities	4,486	(14,986)	(8,279)
Foreign currency translation adjustment on cash	1,544	830	132
Decrease in cash	(1,380)	(12,678)	(21,365)
Cash, beginning of year	6,382	19,060	40,425
Cash, end of year	5,002	6,382	19,060
Cash paid during the year for:
Interest	772	16	3
Income taxes	4	359	179
Noncash items during the year:
Payment-in-kind ("PIK") interest	1,791	665	0
Warrant repricing fair value adjustment	$ 1,401	$ 0	$ 0